Consolidated Statement of Financial Position - CAD ($) $ in Millions		Oct. 31, 2024	Oct. 31, 2023
Assets
Cash and deposits with financial institutions	[1],[2]	$ 63,860	$ 90,312
Precious metals	[2]	2,540	937
Trading assets
Securities	[2]	119,912	107,612
Loans	[2]	7,649	7,544
Other	[2]	2,166	2,712
Total trading assets	[2]	129,727	117,868
Securities purchased under resale agreements and securities borrowed	[2]	200,543	199,325
Derivative financial instruments	[2]	44,379	51,340
Investment securities	[2]	152,832	118,237
Loans
Residential mortgages	[2]	350,941	344,182
Personal loans	[2]	106,379	104,170
Credit cards	[2]	17,374	17,109
Business and government	[2]	292,671	291,822
Loans and receivables gross	[2],[3]	767,365	757,283
Allowance for credit losses	[2]	6,536	6,372
Loans and receivables	[2]	760,829	750,911
Other
Customers' liability under acceptances, net of allowance	[2],[3],[4]	148	18,628
Property and equipment	[2],[5]	5,252	5,642
Investments in associates	[2]	1,821	1,925
Goodwill and other intangible assets	[2]	16,853	17,193
Deferred tax assets	[2]	2,942	3,541
Other assets	[2],[6]	30,301	35,184
Other Assets	[2]	57,317	82,113
Total assets	[2]	1,412,027	1,411,043
Deposits
Personal	[2]	298,821	288,617
Business and government	[2]	600,114	612,267
Financial institutions	[2]	44,914	51,449
Deposits	[2],[7]	943,849	952,333
Financial instruments designated at fair value through profit or loss	[2]	36,341	26,779
Other
Acceptances	[2]	149	18,718
Obligations related to securities sold short	[2]	35,042	36,403
Derivative financial instruments	[2]	51,260	58,660
Obligations related to securities sold under repurchase agreements and securities lent	[2]	190,449	160,007
Subordinated debentures	[2]	7,833	9,693
Other liabilities	[2]	63,028	69,879
Other Liabilities	[2]	347,761	353,360
Total liabilities	[2]	1,327,951	1,332,472
Equity
Retained earnings	[2]	57,751	55,673
Accumulated other comprehensive income (loss)	[2]	(6,147)	(6,931)
Other reserves	[2]	(68)	(84)
Total common equity	[2]	73,590	68,767
Total equity attributable to equity holders of the Bank	[2]	82,369	76,842
Non-controlling interests in subsidiaries	[2],[6]	1,707	1,729
Total equity	[2]	84,076	78,571
Total liabilities and equity	[2]	1,412,027	1,411,043
Common shares [member]
Equity
Common shares	[2]	22,054	20,109
Total equity		22,054	20,109
Preference shares [member]
Equity
Preferred shares and other equity instruments	[2]	$ 8,779	$ 8,075

[1]	Net of allowances of $3 (2023 – $7).
[2]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[3]	Geographic segmentation is based on the location of the property for residential mortgages; otherwise, the residence of the borrower.
[4]	96.5% of acceptances reside outside Canada (October 31, 2023 – 0.6%).
[5]	Includes $36 (2023 – $38) of investment property.
[6]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4 of the consolidated financial statements.
[7]	Deposits denominated in U.S. dollars amount to $295,316 (2023 – $320,088), deposits denominated in Chilean pesos amount to $19,271 (2023 – $20,200), deposits denominated in Mexican pesos amount to $34,416 (2023 – $38,127) and deposits denominated in other foreign currencies amount to $109,683 (2023 – $116,926).